Segments - Results of Continuing Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Information
Number Of Reportable Segments Not Disclosed Flag	segments
Revenue	$ 67,535	$ 62,753	$ 61,860
Cost	28,239	27,201	27,560
Other expense and (income)	28,968	29,754	25,610
Segment profit	10,328	5,797	8,690
Operating Segments
Segment Information
Revenue	67,472	62,510	61,229
Cost	26,990	26,103	26,376
Other expense and (income)	24,118	22,872	22,023
Segment profit	$ 16,364	$ 13,535	12,829
Revenue year-to-year change (as a percent)	7.90%	2.10%
Segment profit year-to-year change (as a percent)	20.90%	5.50%
Segment profit margin (as a percent)	24.30%	21.70%
Operating Segments | Software
Segment Information
Revenue	$ 29,962	$ 27,085	25,011
Cost	4,951	4,428	4,289
Other expense and (income)	15,091	13,974	13,222
Segment profit	$ 9,920	$ 8,684	7,499
Revenue year-to-year change (as a percent)	10.60%	8.30%
Segment profit year-to-year change (as a percent)	14.20%	15.80%
Segment profit margin (as a percent)	33.10%	32.10%
Operating Segments | Consulting
Segment Information
Revenue	$ 21,055	$ 20,692	20,884
Cost	15,134	15,103	15,297
Other expense and (income)	3,457	3,535	3,458
Segment profit	$ 2,464	$ 2,054	2,130
Revenue year-to-year change (as a percent)	1.80%	(0.90%)
Segment profit year-to-year change (as a percent)	20.00%	(3.60%)
Segment profit margin (as a percent)	11.70%	9.90%
Operating Segments | Infrastructure
Segment Information
Revenue	$ 15,718	$ 14,020	14,593
Cost	6,502	6,201	6,406
Other expense and (income)	5,757	5,369	5,359
Segment profit	$ 3,458	$ 2,450	2,828
Revenue year-to-year change (as a percent)	12.10%	(3.90%)
Segment profit year-to-year change (as a percent)	41.20%	(13.40%)
Segment profit margin (as a percent)	22.00%	17.50%
Operating Segments | Financing
Segment Information
Revenue	$ 737	$ 713	741
Cost	403	372	384
Other expense and (income)	(187)	(6)	(16)
Segment profit	$ 521	$ 348	$ 373
Revenue year-to-year change (as a percent)	3.30%	(3.70%)
Segment profit year-to-year change (as a percent)	49.60%	(6.60%)
Segment profit margin (as a percent)	70.70%	48.80%